14. Stockholders' Equity (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 06, 2020	Apr. 02, 2019	Mar. 11, 2019	Nov. 30, 2020	Sep. 22, 2020	Jun. 19, 2020	Feb. 27, 2019	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 22, 2019	Dec. 31, 2018
Preferred stock, shares authorized									25,000,000
Preferred stock, par value									$ 0.001
Stock issued for services, value									$ 578,645	$ 778,411
Common stock, par value									$ 0.001	$ 0.001
Common stock, shares authorized									500,000,000	500,000,000
Common stock, shares outstanding									188,354,282	167,382,807
Common stock, shares issued									188,354,282	167,382,807
Warrant exercise price									$ 0.23	$ 0.28		$ 1.36
Stock issued for compensation, value									$ 35,600
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value									50,000	$ 589,440
Stock issued for conversion of securities, value									736,014	32,418
Stock based compensation									62,600	64,800
Issuance of common stock in connection with the amendment of terms of promissory notes, value										220,000
Conversion of convertible notes and accrued interest into common stock, value									110,437	2,788,199
Options [Member]
Stock based compensation									$ 0	$ 0
Convertible Debentures [Member]
Issuance of common stock in connection with the issuance of convertible debenture(s), shares									10,869,677	160,260
Issuance of common stock in connection with the issuance of convertible debenture(s), value									$ 736,014	$ 32,418
Convertible Notes And Accrued Interest [Member]
Issuance of common stock in connection with the issuance of convertible debenture(s), shares									2,694,092
Issuance of common stock in connection with the issuance of convertible debenture(s), value									$ 110,437
Conversion of convertible notes and accrued interest into common stock, shares										12,208,686
Conversion of convertible notes and accrued interest into common stock, value										$ 2,788,199
Convertible debt and interest [Member]
Issuance of common stock in connection with the amendment of terms of promissory notes, shares									800,000
Issuance of common stock in connection with the amendment of terms of promissory notes, value									$ 220,000
Loans Payable and Other Accrued Obligations [Member]
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, shares									500,000	1,707,690
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value									$ 50,000	$ 589,440
Debt Exchange Agreement [Member] | OID Notes [Member]
Debt conversion, amount	$ 411,223			$ 111,250
Debt Exchange Agreement [Member] | TDH Secured Notes [Member]
Debt conversion, amount	1,101,000			$ 99,633
Debt Exchange Agreement [Member] | Additional Secured Notes [Member]
Debt conversion, amount	$ 782,500
Accredited Investors [Member]
Restricted shares issued during period			2,000,000
Accredited Investors [Member] | Private Placement [Member]
Restricted shares issued during period		625,000
Accredited Investors [Member] | Private Offerings [Member]
Proceeds from issuance of equity										$ 545,000
Two Accredited Investors [Member] | Subscription Agreement [Member]
Proceeds from issuance of equity					$ 233,500
Employees, Officers and Director [Member]
Stock issued for compensation, shares									420,000
Stock issued for compensation, value									$ 35,600
Contractors [Member]
Stock issued for services, shares									6,487,706	3,877,516
Stock issued for services, value									$ 578,645	$ 778,411
Series A Preferred Stock [Member]
Preferred stock, shares authorized									10,000,000	10,000,000	2,000,000
Preferred stock, par value									$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued									0	925,000
Preferred stock, shares outstanding									0	925,000
Series A Preferred Stock [Member] | Exchange Agreements [Member]
Stock converted, shares converted	925,000
Series A Preferred Stock [Member] | Series A Exchange Agreements [Member]
Stock converted, shares converted	925,000
Series A Preferred Stock [Member] | Private Placement [Member]
Deemed dividend									$ 740,899
Series A Preferred Stock [Member] | Accredited Investors [Member]
Stock issued for services, shares			400,000				400,000
Stock issued for services, value			$ 400,000				$ 400,000
Series A Preferred Stock [Member] | Accredited Investors [Member] | Private Placement [Member]
Stock issued for services, shares		125,000
Stock issued for services, value		$ 125,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized									10,000,000	10,000,000
Preferred stock, par value									$ 0.001	$ 0.001
Preferred stock, shares issued									5,625,884	0
Preferred stock, shares outstanding									5,625,884	0
Series B Preferred Stock [Member] | Exchange Agreements [Member]
Stock converted, shares issued	1,202,500
Series B Preferred Stock [Member] | Debt Exchange Agreement [Member]
Debt conversion, shares issued	3,623,884			316,000
Series B Preferred Stock [Member] | Series A Exchange Agreements [Member]
Stock converted, shares issued	1,202,500
Series B Preferred Stock [Member] | Accredited Investors [Member]
Stock issued for services, shares	250,000
Stock issued new, shares	250,000
Proceeds from issuance of equity						$ 250,000
Series B Preferred Stock [Member] | Two Accredited Investors [Member] | Subscription Agreement [Member]
Stock issued new, shares								233,500
Common Stock [Member | Accredited Investors [Member] | Private Offerings [Member]
Stock issued new, shares										5,450,000
Warrants [Member] | Accredited Investors [Member] | Private Offerings [Member]
Warrants issued, shares										5,450,000